Leases (Additional Information for Leases) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities ($)
Operating cash outflows from operating leases	$ 148	$ 135	$ 129
Operating cash outflows from finance leases	0	0	1
Financing cash outflows from finance leases	2	7	68
Right-of-use assets obtained in exchange for lease liabilities ($)
Operating lease	91	142	135
Finance lease	$ 30	$ 7	$ 6